Trade and other payables (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure Of Trade And Other Payables [Abstract]
Disclosure of detailed information about current trade and other payables
	March 31, 2024	March 31, 2023
Trade payables	10,339,550	9,227,928
Advance from customers	1,804,812	1,238,312
Accrued expenses	1,595,074	1,766,653
Other payables	273,337	612,665
	1,40,12,773	12,845,558

Financial liabilities included in trade and other payables	11,934,100	11,267,576